SIGNIFICANT ACCOUNTING POLICIES (Annual Rates of Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Demonstration and rental equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	25.00%
Annual rate of depreciation, maximum	33.00%
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	15.00%
Annual rate of depreciation, maximum	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	7.00%
Annual rate of depreciation, maximum	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	[1]

[1]	At the shorter of the lease period or useful life of the leasehold improvement.